DEBT AND FEDERAL HOME LOAN BANK (FHLB)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
DEBT AND FEDERAL HOME LOAN BANK (FHLB)
DEBT AND FEDERAL HOME LOAN BANK (“FHLB”)
The Company has no debt and capital note obligations outstanding as of December 31, 2018 or 2017.
During 2018, the Company invested $2.0 million in Class B membership stock in the FHLB. There was no investment in 2017. As a result of the investment, the Company has the capacity to borrow up to $300 million from the FHLB. As of December 2018, the Company had no borrowings from FHLB.